SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - Directors and other members [member] - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Consulting fees	$ 216,000	$ 216,000	$ 216,000
Management fees	90,000	216,000	216,000
Professional fees	128,400	128,400	128,400
Severance benefits	108,000
Share-based compensation	197,937	433,848	495,348
Related party transactions	$ 740,337	$ 994,248	$ 1,055,748